Annual Fund Operating Expenses - Global Impact Fund	May 01, 2021
Institutional
Operating Expenses:
Management fee	0.62%
Other expenses	0.22%	[1]
Acquired fund fees and expenses	0.11%	[1]
Total annual Fund operating expenses	0.95%
Investor
Operating Expenses:
Management fee	0.62%
Other expenses	0.51%	[1]
Acquired fund fees and expenses	0.11%	[1]
Total annual Fund operating expenses	1.24%

[1]	Other expenses and acquired fund fees and expenses are based on estimated amounts for the current fiscal year.